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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                       HARTFORD LIFE INSURANCE COMPANY
                 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                              P.O. Box 2999
                         Hartford, CT 06104-2999


 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



    Single Class

 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-6285


    Securities Act File Number: 33-73566
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                           December 31, 1995
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                      N/A

 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                      N/A

 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      N/A

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:
                                  See Attached

  _____________________________________________________________________________


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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                      N/A

 ______________________________________________________________________________

 12. Calculation of registration fee:  See Attached

     (i) Aggregate sale price of securities sold during     $
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):

    (ii) Aggregate price of shares issued in connection     +
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):

   (iii) Aggregate price of shares redeemed or repurchased  -
         during the fiscal year (if applicable):            ___________________

    (iv) Aggregate price of shares redeemed or repurchased  +
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):

    (vi) Multiplier prescribed by Section 8(b) of the       x
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):

   (vii) Fee due (line (i) or line (v) multiplied by        ___________________
         line (vi)):

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash  Assistant Director
                           _______________________________________________
                            Greg Bubnash
                           _______________________________________________

  Date 2/20/96
      ________________________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________

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
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HARTFORD LIFE INSURANCE COMPANY PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
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SECURITIES ACT FILE NUMBER: 33-73566
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                                              AMOUNT          AMOUNT        NET SOLD /  OFFERING PRICE   AMOUNT OF
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                                               SOLD          REDEEMED       (REDEEMED)    02/12/1996     FILING FEE
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
Employee Director Putnam Asia Pacific Gw         1,634               0           1,634    10.706282            6.03
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Employee Director Putnam Diversified Inc            18               0              18    11.989750            0.07
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Employee Director Putnam Global Asset Al         1,156               0           1,156    12.978777            5.17
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Employee Director Putnam Global Growth             832             352             480    12.215893            2.02
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Employee Director Putnam Govt HiQual Bnd            10               0              10    12.058643            0.04
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Employee Director Putnam Growth & Income         1,103               0           1,103    14.758801            5.61
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Employee Director Putnam High Yield Fund            19               0              19    12.112002            0.08
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Employee Director Putnam Money Market              105               0             105     1.082761            0.04
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Employee Director Putnam New Opport Fund           696             265             431     17.720894           2.63
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Employee Director Putnam Util Grw & Inc.             9               0               9     13.910571           0.04
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Employee Director Putnam Voyager Fund            2,056               0           2,056     16.427050          11.65
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H/L Director Putnam Asia Pacific Growth      2,762,605       1,722,516       1,040,089     10.622468       3,809.76
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H/L Director Putnam Diversified Income       4,896,599       3,333,540       1,563,059     11.478127       6,186.55
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H/L Director Putnam Global Asset Alloctn     2,278,672       2,770,177        -491,505     20.625115           0.00
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H/L Director Putnam Gov't High Qual Bond     7,768,437      10,805,224      -3,036,787     18.484364           0.00
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H/L Director Putnam Growth & Income Fund    19,351,344       9,507,014       9,844,330     28.737903      97,553.59
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H/L Director Putnam High Yield Fund         10,184,825       8,002,096       2,182,729     21.031451      15,829.64
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H/L Director Putnam International Fund      10,436,302      11,020,706        -584,404     15.479840           0.00
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H/L Director Putnam Money Market Fund      310,242,474     347,225,417     -36,982,943      1.390225           0.00
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H/L Director Putnam New Opportunities       19,954,723       7,772,774      12,181,949     16.108139      67,665.01
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H/L Director Putnam Utilities Grw & Inc.     5,215,048       5,411,090        -196,042     14.686456           0.00
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H/L Director Putnam Voyager Fund            14,234,413       7,179,818       7,054,595     34.074461      82,890.18
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                                                                                                         273,968.11
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

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HARTFORD LIFE INSURANCE COMPANY PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
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SECURITIES ACT FILE NUMBER: 33-73566
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                                             ITEM 9,10     ITEM 12 (iii)   ITEM 12 (iii)   ITEM 12 (vi)    ITEM 12 (vii)
                                             $ Amount        $ Amount        $ Amount       MULTIPLIER         FEE
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                                               Sold          Redeemed      Redeemed-Used                       DUE
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
Employee Director Putnam Asia Pacific Gw        17,494               -               -        1/2900            6.03
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Employee Director Putnam Diversified Inc           216               -               -        1/2900            0.07
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Employee Director Putnam Global Asset Al        15,003               -               -        1/2900            5.17
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Employee Director Putnam Global Growth          10,164           4,300           4,300        1/2900            2.02
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Employee Director Putnam Govt HiQual Bnd           121               -               -        1/2900            0.04
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Employee Director Putnam Growth & Income        16,279               -               -        1/2900            5.61
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Employee Director Putnam High Yield Fund           230               -               -        1/2900            0.08
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Employee Director Putnam Money Market              114               -               -        1/2900            0.04
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Employee Director Putnam New Opport Fund        12,334           4,696           4,696        1/2900            2.63
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Employee Director Putnam Util Grw & Inc.           125               -               -        1/2900            0.04
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Employee Director Putnam Voyager Fund           33,774               -               -        1/2900           11.65
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H/L Director Putnam Asia Pacific Growth     29,345,683      18,297,371      18,297,371        1/2900        3,809.76
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H/L Director Putnam Diversified Income      56,203,785      38,262,795      38,262,795        1/2900        6,186.55
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H/L Director Putnam Global Asset Alloctn    46,997,872      57,135,219      46,997,872        1/2900            0.00
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H/L Director Putnam Gov't High Qual Bond   143,594,617     199,727,694     143,594,617        1/2900            0.00
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H/L Director Putnam Growth & Income Fund   556,117,047     273,211,646     273,211,646        1/2900       97,553.59
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H/L Director Putnam High Yield Fund        214,201,648     168,295,690     168,295,690        1/2900       15,829.64
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H/L Director Putnam International Fund     161,552,285     170,598,766     161,552,285        1/2900            0.00
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H/L Director Putnam Money Market Fund      431,306,843     482,721,455     431,306,843        1/2900            0.00
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H/L Director Putnam New Opportunities      321,433,452     125,204,924     125,204,924        1/2900       67,665.01
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H/L Director Putnam Utilities Grw & Inc.    76,590,573      79,469,735      76,590,573        1/2900            0.00
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H/L Director Putnam Voyager Fund           485,029,951     244,648,428     244,648,428        1/2900       82,890.18
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                                         2,522,479,610   1,857,582,720   1,727,972,042                    273,968.11
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